CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Total	Ordinary shares Class A ordinary shares	Ordinary shares Class B ordinary shares	Treasury stock purchases	Additional paid in capital	Statutory Reserves	Accumulated other comprehensive income (loss)	(Accumulated deficit)/retained earnings	Non-controlling interests
Beginning balance at Dec. 31, 2021	$ 446,625,868	$ 20,599	$ 2,221	$ (2,172,819)	$ 484,335,291	$ 3,562,888	$ 6,665,819	$ (45,788,131)
Beginning balance (ASU 2020-06) at Dec. 31, 2021	(3,009,656)				(3,167,457)			157,801
Beginning balance (in shares) at Dec. 31, 2021		2,059,987,139	222,111,722
Begining balance (in shares) at Dec. 31, 2021				10,429,305
Changes in equity
Issuance of Class A ordinary shares upon settlement of share-based awards (in shares)		36,915,928
Issuance of Class A ordinary shares upon settlement of share-based awards	366,537	$ 369			366,168
Class B ordinary shares converted into Class A ordinary shares (in shares)		124,500,000	(124,500,000)
Class B ordinary shares converted into Class A ordinary shares		$ 1,245	$ (1,245)
Share-based compensation	14,213,841				14,212,067				$ 1,774
Provision of statutory reserve						2,608,739		(2,608,739)
Foreign currency translation adjustment	(8,130,208)						(8,128,640)		(1,568)
Unrealized (loss) gain on available-for-sale securities	(768,590)						(768,590)
Accretion of redeemable non-controlling interests	(61,870)				(58,776)				(3,094)
Capital contribution from non-controlling interests	7,850				18,391				(10,541)
Net income (loss)	(2,256,880)							(2,127,665)	(129,215)
Ending balance at Dec. 31, 2022	446,986,892	$ 22,213	$ 976	$ (2,172,819)	495,705,684	6,171,627	(2,231,411)	(50,366,734)	(142,644)
Ending balance (in shares) at Dec. 31, 2022		2,221,403,067	97,611,722
Ending balance (in shares) at Dec. 31, 2022				10,429,305
Changes in equity
Issuance of Class A ordinary shares upon settlement of share-based awards (in shares)		31,489,778
Issuance of Class A ordinary shares upon settlement of share-based awards	140,383	$ 315			140,068
Class B ordinary shares converted into Class A ordinary shares (in shares)		0	0
Class B ordinary shares converted into Class A ordinary shares		$ 0	$ 0
Share-based compensation	10,147,362				10,144,515				2,847
Provision of statutory reserve						2,339,412		(2,339,412)
Foreign currency translation adjustment	(545,498)						(551,257)		5,759
Unrealized (loss) gain on available-for-sale securities	(450,325)						(450,325)
Accretion of redeemable non-controlling interests	(570,723)				(542,187)				(28,536)
Net income (loss)	33,007,427							33,105,712	(98,285)
Ending balance at Dec. 31, 2023	$ 488,715,518	$ 22,528	$ 976	$ (2,172,819)	505,448,080	8,511,039	(3,232,993)	(19,600,434)	(260,859)
Ending balance (in shares) at Dec. 31, 2023		2,252,892,845	97,611,722
Ending balance (in shares) at Dec. 31, 2023	10,429,305			10,429,305
Changes in equity
Issuance of Class A ordinary shares upon settlement of share-based awards (in shares)		31,071,505
Issuance of Class A ordinary shares upon settlement of share-based awards	$ 85,110	$ 311			84,799
Issuance of ordinary shares upon follow-on public offering (in shares)		258,750,000
Issuance of ordinary shares upon follow-on public offering	104,397,012	$ 2,588			104,394,424
Share-based compensation	9,736,901				9,733,912				2,989
Provision of statutory reserve						3,914,424		(3,914,424)
Foreign currency translation adjustment	(9,022,611)						(9,030,209)		7,598
Unrealized (loss) gain on available-for-sale securities	343,892						343,892
Accretion of redeemable non-controlling interests	(663,669)				(630,485)				(33,184)
Net income (loss)	61,353,928							61,358,405	(4,477)
Ending balance at Dec. 31, 2024	$ 654,946,081	$ 25,427	$ 976	$ (2,172,819)	$ 619,030,730	$ 12,425,463	$ (11,919,310)	$ 37,843,547	$ (287,933)
Ending balance (in shares) at Dec. 31, 2024		2,542,714,350	97,611,722
Ending balance (in shares) at Dec. 31, 2024	10,429,305			10,429,305